Cost of sales	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cost of sales
32	Cost of sales
Cost of sales is analysed as follows:

	2019	2018	2017
Opening inventories	84,227	91,077	91,014
Purchases	139,205	177,591	180,872
Labour costs	86,209	89,827	92,330
Third party manufacturers costs	3,919	6,039	8,725
Other manufacturing costs	29,519	29,004	37,605
Government grants related to PPE	(1,463)	(1,061)	(1,068)
Closing inventories	(69,685)	(84,227)	(91,077)

Total	271,931	308,250	318,401

The line item “Other manufacturing costs” includes the depreciation expenses of property plant and equipment used in the production of finished goods. The depreciation expenses amount to 11,709, 7,455 and 8,565 for the years ended December 31, 2019, 2018 and 2017, respectively.